SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
SHARE CAPITAL [Text Block]

9. SHARE CAPITAL

a. Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

b. Financing

On May 6, 2024, the Company completed a private placement with Rio Tinto Canada ("Rio Tinto") pursuant to Rio Tinto's subscription rights as a result of the bought deal public offering (the "Offering") completed on April 30, 2024 (see below).  Rio Tinto acquired 2,609,890 common shares of the Company at a price of $1.90 per common share for gross proceeds of $4,958,791.

On April 30, 2024, the Company completed the Offering and sold 24,210,526 common shares at a price of $1.90 per common share for gross proceeds of $45,999,999. The Company incurred $3,063,640 costs associated with the Offering.

On March 25, 2024, the Company completed a private placement with Rio Tinto pursuant to Rio Tinto's subscription rights as a result of the private placement completed on March 1, 2024 (see below).  Rio Tinto acquired 239,528 common shares of the Company at a price of $1.35 per common share for gross proceeds of $323,363.

On March 1, 2024, the Company completed a private placement with Sandeep Singh, the Company's Chief Executive Officer.  Mr. Singh purchased 2,222,222 common shares of the Company at a price of $1.35 per common share for gross proceeds of approximately $3,000,000. The Company incurred $210,162 in costs associated with the private placements.

On December 12, 2023, Rio Tinto subscribed for 3,468,208 common shares of the Company at a price of $1.73 per common share for gross proceeds of $6,000,000. The Company incurred $58,121 in costs associated with the private placement.

On May 1, 2023, in connection with a strategic investment by Mitsubishi Materials Corporation ("Mitsubishi Materials"), Rio Tinto subscribed for 878,809 common shares of the Company at a price of $2.63 per common share for gross proceeds of $2,311,268.

On April 14, 2023, as part of a strategic investment, Mitsubishi Materials purchased 8,091,390 common shares of the Company at a price of $2.63 per common share for gross proceeds of $21,280,356. The Company incurred $247,132 in costs associated with both private placements.